Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000164381 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164381 [Member] | FARM Mortgage Trust 2024 1 5 084 10 1 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164381 [Member] | Western Alliance Bank 2021 CL2 9 224 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164381 [Member] | FARM Mortgage Trust 2025 2 5 690 9 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164381 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164381 [Member] | FARM Mortgage Trust 2023 1 3 036 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 511 11 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164381 [Member] | FARM Mortgage Trust 2025 1 5 627 8 1 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 850 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 157 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164381 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000164381 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000164381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000164380 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164380 [Member] | FARM Mortgage Trust 2024 1 5 084 10 1 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164380 [Member] | Western Alliance Bank 2021 CL2 9 224 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164380 [Member] | FARM Mortgage Trust 2025 2 5 690 9 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164380 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164380 [Member] | FARM Mortgage Trust 2023 1 3 036 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 511 11 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164380 [Member] | FARM Mortgage Trust 2025 1 5 627 8 1 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 850 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 157 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164380 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164380 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000164380 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000164380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164380 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000164379 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164379 [Member] | FARM Mortgage Trust 2024 1 5 084 10 1 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164379 [Member] | Western Alliance Bank 2021 CL2 9 224 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164379 [Member] | FARM Mortgage Trust 2025 2 5 690 9 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164379 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164379 [Member] | FARM Mortgage Trust 2023 1 3 036 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 511 11 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164379 [Member] | FARM Mortgage Trust 2025 1 5 627 8 1 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 850 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 157 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164379 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164379 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000164379 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000164379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164379 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%